Leases (Details) - Schedule of Right of Use Assets and Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets [Member]
Leases (Details) - Schedule of Right of Use Assets and Lease Liabilities [Line Items]
Balance	$ 142	$ 177
Depreciation expense	(20)	(20)
Interest expense
Payment
Exchange adjustments	(2)	(15)
Balance	186	142
New lease	66
Lease Liabilities [Member]
Leases (Details) - Schedule of Right of Use Assets and Lease Liabilities [Line Items]
Balance	170	203
Depreciation expense
Interest expense	13	11
Payment	(29)	(29)
Exchange adjustments	(4)	(15)
Balance	216	$ 170
New lease	$ 66